Supplemental Balance Sheet Information	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Supplemental Balance Sheet Information [Abstract]
Supplemental Balance Sheet Information
Supplemental Balance Sheet Information
Property and equipment, net

	June 30, 2018	December 31, 2017
Scientific equipment	$1,954	$1,797
Leasehold improvements	192	192
Furniture and fixtures	41	31
Computers and software	26	26
Construction in process	—	120
Property and equipment, gross	2,213	2,166
Less: accumulated depreciation	(1,007)	(849)
Property and equipment, net	$1,206	$1,317

Depreciation and amortization expense was $90 and $51 for the three months ended June 30, 2018 and 2017, respectively, and $176 and $89, for the six months ended June 30, 2018 and 2017, respectively.
Accrued expenses and other current liabilities

	June 30, 2018	December 31, 2017
Accrued legal expenses	$735	$251
Accrued payroll-related expenses	539	718
Other accrued expenses	378	304
Accrued expenses and other current liabilities	$1,652	$1,273

Supplemental Balance Sheet Information
Property and equipment, net

	December 31,
	2017	2016
Scientific equipment	$1,797	$993
Leasehold improvements	192	57
Furniture and fixtures	31	27
Computers and software	26	26
Construction in process	120	17
Property and equipment, gross	2,166	1,120
Less: accumulated depreciation	(849)	(617)
Property and equipment, net	$1,317	$503

Depreciation and amortization expense was $232 and $180 for the years ended December 31, 2017 and 2016, respectively.
Accrued expenses and other current liabilities

	December 31,
	2017	2016
Accrued Northwestern University License Agreements fee (Note 11)	$—	$1,500
Accrued legal expenses	251	123
Accrued payroll-related expenses	718	423
Other accrued expenses	400	114
Accrued expenses and other current liabilities	$1,369	$2,160